Small-Cap Value Series
Small-Cap Value Series
INVESTMENT OBJECTIVE
The Fund’s investment objective is long-term capital appreciation.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 60 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Small-Cap Value Series	Class A		Class B	Class C		Class F	Class I	Class P	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none		none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	5.00%	1.00%	[2]	none	none	none	none	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Small-Cap Value Series	Class A		Class B	Class C	Class F	Class I	Class P	Class R2	Class R3	Class R4		Class R5		Class R6
Management Fees	0.74%		0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%		0.74%		0.74%
Distribution and Service (12b-1) Fees	0.25%	[1]	1.00%	1.00%	0.10%	none	0.45%	0.60%	0.50%	0.25%		none		none
Other Expenses	0.21%		0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	[2]	0.21%	[2]	0.09%	[2]
Total Annual Fund Operating Expenses	1.20%	[1]	1.95%	1.95%	1.05%	0.95%	1.40%	1.55%	1.45%	1.20%	[2]	0.95%	[2]	0.83%	[2]
[1]	These amounts have been updated from fiscal year amounts to reflect current fees and expenses.
[2]	Based on estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The first example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five-year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example Small-Cap Value Series (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	690	934	1,197	1,946
Class B	698	912	1,252	2,080
Class C	298	612	1,052	2,275
Class F	107	334	579	1,283
Class I	97	303	525	1,166
Class P	143	443	766	1,680
Class R2	158	490	845	1,845
Class R3	148	459	792	1,735
Class R4	122	381	660	1,455
Class R5	97	303	525	1,166
Class R6	85	265	460	1,025

If Shares Are Not Redeemed
Expense Example No Redemption Small-Cap Value Series (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	690	934	1,197	1,946
Class B	198	612	1,052	2,080
Class C	198	612	1,052	2,275
Class F	107	334	579	1,283
Class I	97	303	525	1,166
Class P	143	443	766	1,680
Class R2	158	490	845	1,845
Class R3	148	459	792	1,735
Class R4	122	381	660	1,455
Class R5	97	303	525	1,166
Class R6	85	265	460	1,025

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30.70% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund invests principally in equity securities of small U.S. companies with value characteristics. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small companies.

The Fund may invest in U.S. and foreign (including emerging market) companies. Securities of foreign companies may be traded on U.S. or non-U.S. securities exchanges, may be denominated in the U.S. dollar or other currencies, and may include American Depositary Receipts (“ADRs”). The Fund’s investments primarily include the following types of securities and other financial instruments:

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Equity securities of small companies. The Fund may invest in any security that represents equity ownership in a company. Equity securities usually include common stocks, preferred stocks, equity interests in trusts (including real estate investment trusts (“REITs”) and privately offered trusts), partnerships, joint ventures, limited liability companies and vehicles with similar legal structures, and other instruments with similar characteristics. The Fund considers equity securities to include rights and investments that convert into the equity securities described above.

•	Small companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 2000® Index.
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Value companies that the Fund’s portfolio management team believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and to have the potential for capital appreciation.

The Fund attempts to invest in the securities of smaller, less well-known companies selling at reasonable prices in relation to its assessment of their potential value.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

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Portfolio Management Risk: If the strategies used and investments selected by the Fund’s portfolio management team fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

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Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt securities.

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Equity Securities Risk: Common stocks and other equity securities, as well as equity-like securities such as convertible debt securities, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.

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Industry and Sector Risk: Although the Fund does not employ an industry or sector focus, its exposure to specific industries or sectors will increase from time to time based on the portfolio management team’s perception of investment opportunities. If the Fund overweights a single industry or sector relative to its benchmark index, the Fund will face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting that industry or sector. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole.

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Small Company Risk: Investments in small companies may involve greater risks than investments in larger, more established companies. As compared to larger companies, small companies may have limited management experience or depth, limited ability to generate or borrow capital needed for growth, and limited products or services, or operate in less established markets. Securities of small companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies. Accordingly, small company securities tend to be more sensitive to changing economic, market, and industry conditions and tend to be more volatile and less liquid than equity securities of larger companies, especially over the short term, and securities of small companies may be less well-known and trade less frequently and in more limited volume that the securities of larger, more established companies. Small companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform.

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Value Investing Risk: The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth. Value investing also is subject to the risk that a company judged to be undervalued may actually be appropriately priced or even overpriced.

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Foreign and Emerging Market Company Risk: The Fund’s investments in foreign (including emerging market) companies and in U.S. companies with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Foreign company securities also include ADRs. ADRs may be less liquid than the underlying shares in their primary trading market. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

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Real Estate Risk: An investment in a REIT generally is subject to the risks that impact the value of the underlying properties or mortgages of the REIT. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for tax-free distribution of income, and changes in local, regional, or general economic conditions.

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Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class R4, R5, and R6 shares because these classes have not completed a full calendar year of operations.

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 4th Q ’11 +19.73%	Worst Quarter 3rd Q ’11 -24.62%

Average Annual Total Returns (for the periods ended December 31, 2014)

The table below shows how the Fund’s average annual total returns compare to the returns of securities market indices with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Returns Small-Cap Value Series	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance
Class A	(3.97%)	11.32%	8.70%
Class B	(2.43%)	11.63%	8.74%
Class C	0.47%	11.87%	8.59%
Class F	2.11%	12.86%		6.74%	Sep. 28, 2007
Class I	2.18%	12.97%	9.67%
Class P	1.75%	12.47%	9.19%
Class R2	1.56%	12.29%		8.33%	Mar. 31, 2008
Class R3	1.71%	12.43%		8.46%	Mar. 31, 2008
After Taxes on Distributions Class A	(9.54%)	8.65%	6.62%
After Taxes on Distributions and Sale of Fund Shares Class A	1.66%	8.86%	6.89%
Russell 2000® Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	4.89%	15.55%	7.77%	7.19%	Sep. 28, 2007
Russell 2000® Index 3/31/2008 (reflects no deduction for fees, expenses, or taxes)	4.89%	15.55%	7.77%	10.18%	Mar. 31, 2008
Russell 2000® Value Index 9/28/2007 (reflects no deduction for fees, expenses, or taxes)	4.22%	14.26%	6.89%	6.20%	Sep. 28, 2007
Russell 2000® Value Index 3/31/2008 (reflects no deduction for fees, expenses, or taxes)	4.22%	14.26%	6.89%	8.96%	Mar. 31, 2008